19. Trade payables (Details) - ARS ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
SummaryOfTradePayablesLineItems [Line Items]
Noncurrent	$ 286,217	$ 355,706
Current	14,608,977	13,577,520
Customer guarantees
SummaryOfTradePayablesLineItems [Line Items]
Noncurrent	140,968	148,349
Customer contributions
SummaryOfTradePayablesLineItems [Line Items]
Noncurrent	112,324	118,095
Current	15,288	27,706
Funding contributions - substations
SummaryOfTradePayablesLineItems [Line Items]
Noncurrent	32,925	89,262
Current	17,215	12,380
Payables for purchase of electricity
SummaryOfTradePayablesLineItems [Line Items]
Current	4,080,310	4,499,302
Provision for unbilled electricity purchases
SummaryOfTradePayablesLineItems [Line Items]
Current	7,828,458	6,715,431
Suppliers
SummaryOfTradePayablesLineItems [Line Items]
Current	2,426,016	1,995,697
Advance to customer
SummaryOfTradePayablesLineItems [Line Items]
Current	196,485	220,111
Discounts to customers
SummaryOfTradePayablesLineItems [Line Items]
Current	37,372	55,182
Related parties
SummaryOfTradePayablesLineItems [Line Items]
Current	$ 7,833	$ 51,711